SCHEDULE OF GEOGRAPHIC CONCENTRATIONS OF SALES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Revenue, net	$ 184,802	$ 307,653	$ 2,169,178	$ 917,720
Geographic Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			100.00%	100.00%
Europe [Member]
Concentration Risk [Line Items]
Revenue, net			$ 1,750,668	$ 609,366
Europe [Member] | Geographic Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			80.70%	66.40%
UNITED STATES
Concentration Risk [Line Items]
Revenue, net			$ 420,942
UNITED STATES | Geographic Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	66.30%	78.70%	19.40%
Asia Pacific [Member]
Concentration Risk [Line Items]
Revenue, net			$ (2,432)	$ 308,354
Asia Pacific [Member] | Geographic Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			0.10%	33.60%